Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 227,846	$ 297,237	$ 276,796
Other comprehensive income, net of tax
Foreign currency translation adjustment	(190,358)	79,293	(47,440)
Unrealized gain on available-for-sale investments, net of tax effect of US$3,762, US$8,825 and US$3,463 for the years ended May 31, 2017, 2018 and 2019, respectively	19,483	129,545	22,521
Other comprehensive (loss) income	(170,875)	208,838	(24,919)
Comprehensive income	56,971	506,075	251,877
Comprehensive income (loss) attributable to non-controlling interests	(11,130)	4,220	1,207
Comprehensive income attributable to New Oriental Education & Technology Group Inc.'s shareholders	$ 68,101	$ 501,855	$ 250,670